UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ];  Amendment Number: ______
  This Amendment (Check only one.):
      [ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           ---------------------------------------------
 Address:   623 Fifth Ave., 27th Floor
           ---------------------------------------------
            New York, New York 10022
           ---------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     May 5, 2011
-------------------   --------------------   -------------
    [Signature]          [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   10
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 199,922,000.00
                                          ---------------------------



List of Other Included Managers:


NONE.








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
                           FORM 13F INFORMATION TABLE




        NAME OF ISSUER         TITLE OF    CUSIP      VALUE     SHRS AMT    SECURITY INVESTMENT OTHER    VOTING      VOTING
                                CLASS               (x $1000)                 TYPE   DISCRETION MGRS    AUTHORITY   AUTHORITY
                                                                                                         NO. OF       SOLE/
                                                                                                         SHARES      SHARED/
                                                                                                                      NONE

ALMADEN MINERALS LTD           COM      020283107         601    150,000.00  SHRS    Sole        N/A     150,000.00 Sole
FRONTEER DEVELOPMENT GROUP I   COM      359032109       2,095    138,674.00  SHRS    Sole        N/A     138,674.00 Sole
GOLDCORP INC                   COM      380956409       2,406     48,300.00  SHRS    Sole        N/A      48,300.00 Sole
GRAN TIERRA ENERGY             COM      38500T 10 1    13,734  1,704,600.00  SHRS    Sole        N/A   1,704,600.00 Sole
Iamgold Corp                   COM      450913 10 8    53,248  2,418,482.00  SHRS    Sole        N/A   2,418,482.00 Sole
KINROSS GOLD CORP              COM      496902404      50,574  3,212,490.00  SHRS    Sole        N/A   3,212,490.00 Sole
MAG SILVER CORP                COM      55903Q 10 4    48,645  4,080,800.00  SHRS    Sole        N/A   4,080,800.00 Sole
CENTRALFD CDA CL A ISIN #CA153 CLASS A  153501101       2,147     95,996.00  SHRS    Sole        N/A      95,996.00 Sole
Golden Minerals Co             COM      381119106       2,896    131,882.00  SHRS    Sole        N/A     131,882.00 Sole
Itau Unibanco Multi-ADR        ADR      465562106       7,606    316,255.00  SHRS    Sole        N/A     316,255.00 Sole
Novagold Resources             COM      66987e206      15,970  1,228,455.00  SHRS    Sole        N/A   1,228,455.00 Sole
                                                      199,922




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